Retirement and Deferred Compensation Plans - Expected Future Benefit Payment (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 4
2017	4
2018	4
2019	4
2020	4
Years 2021-2025	22
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	2
2017	2
2018	2
2019	2
2020	2
Years 2021-2025	$ 10